Disclosure of detailed information about trade and other receivables and prepayments (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade receivables		$ 506	$ 461	[1]
Provision for expected credit losses	$ (112)	(106)	(94)	[1]
Trade receivables, net	229	400	367	[1]
Other receivables		56	60	[1]
Prepayments		49	41	[1]
Deferred rent		81	81	[1]
Amortization of deferred rent		(50)	(46)	[1]
Provision for doubtful deferred rent		(3)	(4)	[1]
Prepayments, net		77	72	[1]
Trade and other receivables		533	499	[1]
Less: non-current portion:
Prepayments		(6)	(3)	[1]
Deferred rent		(17)	(19)	[1]
Non-current portion		(23)	(22)	[1]
Current portion	$ 355	$ 510	$ 477	[2]

[1]	Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.
[2]	Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.